MERRILL LYNCH
                                                               LATIN AMERICA
                                                               FUND, INC.

                               [GRAPHIC OMITTED]

                                                      STRATEGIC
                                                               Performance

                                                               Quarterly Report
                                                               February 28, 1998

                     MERRILL LYNCH LATIN AMERICA FUND, INC.

Asset Allocation
As a Percentage* of
Net Assets as of
February 28, 1998

                 A map illustrating the following percentages:

                               MEXICO             29.2%

                               VENEZUELA           5.7%

                               COLOMBIA            2.1%

                               PERU                2.0%

                               BRAZIL             42.9%

                               ARGENTINA          10.6%

                               CHILE               4.5%

      *Total may not equal 100% and does not include short-term securities.

                       Merrill Lynch Latin America Fund, Inc., February 28, 1998


DEAR SHAREHOLDER

During the three-month period ended February 28, 1998, total returns for Merrill Lynch Latin America Fund, Inc.'s Class A, Class B, Class C and Class D Shares were -0.60%, -0.82%, -0.89% and -0.67%, respectively. (Investment results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4 and 5 of this report to shareholders.) The unmanaged Morgan Stanley Capital International (MSCI) Latin America Free Index declined 0.22%, and the unmanaged J.P. Morgan Latin Brady Bond Index rose 6.14% during the same period. Beneficial to Fund performance was our overweighted position in Brazil and underweighted position in Chile, whose markets produced total returns of +7.78% and -7.29%, respectively, as measured by MSCI. Detrimental to performance was the Fund's overweighted position in Venezuela, whose market fell by 17.23% as measured by MSCI during the February quarter.

Investment Overview

The Brazilian market was the best performer of the February quarter, registering a total return of +7.78%. This market appears to be recovering slowly from the Asian crisis with the Bovespa trading in the 9,000-10,500 range for the three-month period. Among the positive factors influencing the market were the decline in interest rates since last October; less concern about the current account deficit in Brazil, since the lower level of economic activity projected for 1998 would imply a slowdown in imports; and continuing advances in the privatization process. As investors' confidence increased, the country witnessed sustained capital inflows. The combination of positive factors has led many economists to upgrade their outlook for gross domestic product (GDP) growth for 1998 from zero or negative growth to a modest +1.0%.

Among the better-performing sectors of the Brazilian market during the February quarter were: banking, represented in the Fund by our holdings in Banco Bradesco S.A., Banco Itau S.A. and Uniao de Bancos Brasileiros S.A. (Unibanco); mining, represented by Companhia de Vale do Rio Doce S.A.; and telecommunications, represented by the bellwether Telecomunicacoes Brasileiros S.A.--Telebras. Banco Bradesco, Banco Itau and Unibanco are the three largest private sector banks in Brazil. With a banking penetration of only 35%, as represented by loans/GDP, the potential for the banking sector in Brazil is enormous. Furthermore, the regulatory/ supervisory environment in Brazil has improved in recent years, thus giving potential investors in the banking sector a higher level of confidence. All three institutions represent true financial services groups, with significant market shares in insurance and asset management as well. The valuations of these three banks, especially after the market correction following the Asian crisis, were especially attractive. Companhia Vale do Rio Doce is a conglomerate with holdings in the natural resources and transportation sectors. Its iron ore mining facilities are among the largest in the world. In addition, the company has holdings in bauxite mining, pulp, aluminum and steel production and railways.

During the February quarter, the second strongest market was Argentina with a total return of +1.76%, as measured by MSCI. Just like Brazil, the concerns which most troubled investors three months ago have abated, although they have not totally disappeared. The belief is that the decline in world commodity prices and the economic slowdown in neighboring Brazil will help to curb Argentine GDP growth this year, and hence improve the current account outlook for Argentina. Furthermore, recent global bond offerings have highlighted the fact that Argentina still enjoys access to the international debt markets. Exports of agricultural goods, which account for approximately one-quarter of all Argentine exports, are expected to be strong in 1998. The outlook is still for very low inflation, but also for stubbornly high unemployment. More noticeable in Argentina is the decline in domestic interest rates, which are now approaching pre-Asian financial crisis levels. In Brazil, real rates remain high, although they are declining.

The Mexican market, which for most of 1997 was the best performer, declined by 3.81% in the February quarter as measured by MSCI. Investors felt that the Mexican recovery was unraveling because of sharp global oil price declines (declines which prompted the Mexican government itself to revise its budget) and surprisingly stagnant economic growth in the fourth quarter of 1997. Although on the trade front Mexico's main problem has been oil, investors have also taken note of import acceleration and the rising monthly trade deficits. However, the overall general outlook for Mexico remains fairly positive, with interest rates and inflation continuing to trend downward and expectations for certain sectors, such as banking, continuing to improve.

Of the smaller markets, the Andean markets (Chile, Colombia, Peru and Venezuela) all reported significant declines for the three months ended February 28, 1998. For both Chile and Venezuela, which declined 7.29% and 17.23%, respectively, as measured by MSCI, declines in commodity prices during the quarter played a major role. In Chile, copper prices declined while petroleum prices dropped in Venezuela. Unfortunately, diminished Asian demand will probably continue to have negative implications for Chile since about half of the country's copper exports are shipped to Asia. For Venezuela, investors are also concerned that economic reforms have stalled. Thus, the country has a high rate of inflation by recent Latin American standards, an overvalued currency, a significant fiscal deficit, and accelerating capital outflows. Our major holding in Venezuela continues to be Compania Anonima Nacional Telefonos de Venezuela (CANTV), the national telecommunications company. Although the stock performed poorly during the February quarter, we believe that the company's restructuring and cost-cutting efforts, combined with the tariff rebalancing outlook, enhance CANTV's value and long-term prospects.

In Conclusion

The Asian financial crisis during late 1997 left its mark on Latin American markets, although not in terms of sharp devaluations or major upheavals. The overall effect has been to slow the fast economic growth experienced throughout much of the region for most of 1997. This growth was achieved with relatively low rates of inflation. Of particular concern is the anticipated decrease in demand for certain key commodities produced by Latin American nations. We would remind our shareholders that the markets in this region remain volatile, and as the recent crisis has demonstrated, often severely affected by external developments. Nevertheless, our long-term outlook for the region remains positive.

We appreciate your ongoing interest in Merrill Lynch Latin America Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming semi-annual report to shareholders.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Grace Pineda

Grace Pineda
Senior Vice President and
Portfolio Manager

March 26, 1998


                                     2 & 3

                       Merrill Lynch Latin America Fund, Inc., February 28, 1998


PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automati cally convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                   12 Month         3 Month      Since Inception
                                                 Total Return     Total Return     Total Return
==================================================================================================
ML Latin America Fund, Inc. Class A Shares          +0.67%           -0.60%           -12.09%
--------------------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class B Shares          -0.34            -0.82            +59.25
--------------------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class C Shares          -0.41            -0.89            -15.18
--------------------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class D Shares          +0.40            -0.67            +67.40
--------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are: Class A and Class C Shares, 10/21/94; and Class B and Class D Shares, 9/27/91.

Average Annual Total Return

                                          % Return Without    % Return With
                                            Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/97                            +25.32%            +18.74%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97          - 2.32             - 3.96
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                              % Return            % Return
                                            Without CDSC        With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/97                            +24.05%            +20.05%
--------------------------------------------------------------------------------
Five Years Ended 12/31/97                      + 9.77             + 9.77
--------------------------------------------------------------------------------
Inception (9/27/91) through 12/31/97           + 8.68             + 8.68
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return            % Return
                                            Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/97                            +24.09%            +23.09%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97          - 3.34             - 3.34
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                         % Return Without     % Return With
                                            Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/97                            +24.98%            +18.42%
--------------------------------------------------------------------------------
Five Years Ended 12/31/97                      +10.64             + 9.45
--------------------------------------------------------------------------------
Inception (9/27/91) through 12/31/97           + 9.53             + 8.59
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


                                      4 & 5

                       Merrill Lynch Latin America Fund, Inc., February 28, 1998

CONSOLIDATED SCHEDULE OF INVESTMENTS (in US dollars)

                                                                                                                            Percent
                                         Shares Held/                                                                        of Net
COUNTRY       Industries                 Face Amount         Long-Term Investments                     Cost          Value   Assets
====================================================================================================================================
Argentina     Automobile Parts            193,875   Mirgor S.A.C.I.F.I.A. (ADR) (1)                $   630,094   $   411,984    0.1%
              ----------------------------------------------------------------------------------------------------------------------
              Banking                     239,093   Banco de Galicia y Buenos Aires S.A. (ADR) (1)   5,100,718     5,887,665    0.8
              ----------------------------------------------------------------------------------------------------------------------
              Beverages                   120,800   Quilmes Industrial S.A. (ADR) (1)                1,648,400     1,426,950    0.2
              ----------------------------------------------------------------------------------------------------------------------
              Merchandising               547,144   Grimoldi S.A. (Class B)                          3,174,556     1,204,343    0.2
              ----------------------------------------------------------------------------------------------------------------------
              Multi-Industry            1,789,255   Compania Naviera Perez Companc S.A.C.F.I.M.F.A.  9,073,724    11,779,423    1.7
              ----------------------------------------------------------------------------------------------------------------------
              Oil & Gas Producers         960,778   Yacimientos Petroliferos Fiscales S.A. (YPF)
                                                      (ADR) (1)                                     26,576,017    30,384,604    4.3
              ----------------------------------------------------------------------------------------------------------------------
              Real Estate               1,166,915   Inversiones y Representaciones S.A. (IRSA)       3,126,377     4,051,302    0.6
                                          131,962   Inversiones y Representaciones S.A. (IRSA)
                                                      (GDR) (2)                                      3,694,542     4,602,175    0.6
                                                                                                   -----------   -----------   ----
                                                                                                     6,820,919     8,653,477    1.2
              ----------------------------------------------------------------------------------------------------------------------
              Telecommunications          149,632   Telecom Argentina Stet--France Telecom S.A.
                                                      (GDR) (2)                                      3,179,182     5,489,624    0.8
                                          207,894   Telefonica de Argentina S.A. (ADR) (1)           6,281,215     7,484,184    1.0
                                          525,000   Telefonica de Argentina S.A. (Class B)           1,497,352     1,890,983    0.3
                                                                                                   -----------   -----------   ----
                                                                                                    10,957,749    14,864,791    2.1
              ----------------------------------------------------------------------------------------------------------------------
                                                    Total Long-Term Investments in Argentina        63,982,177    74,613,237   10.6
====================================================================================================================================
Brazil        Banking               1,078,590,217   Banco Bradesco S.A. (Preferred)                  6,736,347     9,163,244    1.3
                                       26,488,357   Banco Itau S.A. (Preferred)                     12,760,298    15,658,604    2.2
                                          712,900   Uniao de Bancos Brasileiros S.A. (Unibanco)
                                                      (GDR) (2)                                     20,708,075    24,416,825    3.5
                                       15,000,000   Uniao de Bancos Brasileiros S.A. (Unibanco)
                                                      (Units) (3)                                    1,198,257     1,022,124    0.1
                                                                                                   -----------   -----------   ----
                                                                                                    41,402,977    50,260,797    7.1
              ----------------------------------------------------------------------------------------------------------------------
              Beverages & Tobacco      33,793,982   Companhia Cervejaria Brahma S.A. PN (Preferred) 16,656,794    25,419,953    3.6
                                           27,200   Companhia Cervejaria Brahma S.A. PN
                                                       (Preferred) (ADR) (1)                           397,933       408,000    0.1
                                                                                                   -----------   -----------   ----
                                                                                                    17,054,727    25,827,953    3.7
              ----------------------------------------------------------------------------------------------------------------------
              Diversified                 969,200   Souza Cruz S.A.                                  7,243,874     8,448,336    1.2
              ----------------------------------------------------------------------------------------------------------------------
              Energy Sources            1,336,507   Companhia Paranaense de Energia S.A.
                                                       (Copel) (ADR) (1)                            23,924,182    17,040,464    2.4
                                       92,676,398   Petroleo Brasileiro S.A. (Preferred)            22,497,442    20,995,715    3.0
                                                                                                   -----------   -----------   ----
                                                                                                    46,421,624    38,036,179    5.4
              ----------------------------------------------------------------------------------------------------------------------
              Foreign Government  US$   9,107,000   Republic of Brazil, Global Bonds, 10.125%
              Obligations                              due 5/15/2027                                 7,888,939     8,845,174    1.3
              ----------------------------------------------------------------------------------------------------------------------
              Forest Products             186,500   Aracruz Celulose S.A. (ADR) (1)                  3,082,364     2,552,719    0.4
                                      288,086,000   Votorantim Celulose e Papel S.A. (Preferred)     7,636,997     4,206,566    0.6
                                                                                                   -----------   -----------   ----
                                                                                                    10,719,361     6,759,285    1.0
              ----------------------------------------------------------------------------------------------------------------------
              Machinery &               8,848,000   Weg Exportadora S.A. (Preferred)                 5,385,285     5,246,159    0.7
              Engineering
              ----------------------------------------------------------------------------------------------------------------------
              Metals & Steel      US$   1,099,391   Companhia de Vale do Rio Doce S.A., 0.0%
                                                       due 12/31/2049**                                      0             0    0.0
                                          499,795   Companhia de Vale do Rio Doce S.A. (Preferred)  10,198,329    10,880,493    1.6
                                      665,575,000   Companhia Siderurgica de Tubarao S.A.
                                                      (Preferred)                                   10,471,275     8,658,365    1.2
                                      107,914,949   Companhia Siderurgica Nacional S.A.--CSN         2,764,579     2,798,149    0.4
                                        1,048,239   Usinas Siderurgicas de Minas Gerais S.A.--
                                                       Usiminas (Preferred)                         11,996,707     7,096,485    1.0
                                                                                                   -----------   -----------   ----
                                                                                                    35,430,890    29,433,492    4.2
              ----------------------------------------------------------------------------------------------------------------------
              Retail                      125,100   Companhia Brasileira de Distribuicao Grupo
                                                       Pao de Acucar S.A.(ADR) (1)                   2,571,085     2,877,300    0.4
                                       81,640,000   Lojas Arapua S.A. (Preferred)                    1,482,172       209,519    0.0
                                                                                                   -----------   -----------   ----
                                                                                                     4,053,257     3,086,819    0.4
              ----------------------------------------------------------------------------------------------------------------------
              Telecommunications          313,651   Telecomunicacoes Brasileiras S.A.--Telebras
                                                      (ADR) (1)                                     34,175,385    38,402,644    5.5
                                      149,205,637   Telecomunicacoes Brasileiras S.A.--Telebras
                                                      (Ordinary)                                     9,932,085    14,787,203    2.1
                                        9,845,775   Telecomunicacoes de Minas Gerais S.A.--
                                                       TELEMIG (Ordinary)                              837,551       914,873    0.1
                                        3,265,379   Telecomunicacoes de Sao Paulo S.A.--TELESP         524,948       677,638    0.1
                                       10,134,543   Telecomunicacoes de Sao Paulo S.A.--
                                                       TELESP (Preferred)                            2,305,024     2,807,179    0.4
                                                                                                   -----------   -----------   ----
                                                                                                    47,774,993    57,589,537    8.2
              ----------------------------------------------------------------------------------------------------------------------
              Textiles & Apparel       21,231,686   Companhia de Tecidos Norte de Minas S.A.--
                                                       Coteminas (Preferred)                         8,827,208     5,448,840    0.8
                                       21,491,685   Empresa Nasional de Comercio S.A.                    6,971        53,254    0.0
                                                                                                   -----------   -----------   ----
                                                                                                     8,834,179     5,502,094    0.8
              ----------------------------------------------------------------------------------------------------------------------
              Utilities               224,887,350   Centrais Eletricas Brasileiras S.A.
                                                       (Eletrobras)                                 11,718,392    10,109,980    1.4
                                           74,917   Centrais Eletricas de Santa Catarina S.A.
                                                       (CELESC) (ADR) (1)                            6,026,323     6,827,778    1.0
                                        1,122,012   Centrais Eletricas de Santa Catarina S.A.
                                                       (CELESC) 'B' (Preferred)                        591,246     1,022,719    0.2
                                           28,470   Companhia Energetica de Minas Gerais S.A.
                                                       (CEMIG) (ADR) (1)                               638,750     1,217,093    0.2
                                           56,630   Companhia Energetica de Minas Gerais S.A.
                                                       (CEMIG) (ADR) (1)                             1,321,702     2,430,242    0.3
                                      390,409,000   Companhia Energetica de Minas Gerais S.A.
                                                       (CEMIG) (Preferred)                          13,759,899    16,756,492    2.4
                                       60,873,712   Companhia Paulista de Forca e Luz S.A.           3,586,717     7,275,217    1.0
                                               39   Companhia Paulista de Forca e Luz S.A.
                                                       (Preferred)                                           3             4    0.0
                                          163,811   Companhia Paulista de Forca e Luz S.A.
                                                       (Rights)                                              0           944    0.0
                                          288,000   Globex Utilidades S.A. (Preferred)               5,061,120     2,217,345    0.3
                                       19,301,766   Light Participacoes S.A.                         2,761,094     4,475,277    0.6
                                                                                                   -----------   -----------   ----
                                                                                                    45,465,246    52,333,091    7.4
              ----------------------------------------------------------------------------------------------------------------------
              Utilities--Electric       4,200,000   Companhia Energetica de Sao Paulo S.A.
                                                       (CESP) (Preferred)                              195,962       204,425    0.0
                                    1,143,900,000   Companhia Energetica do Ceara S.A.
                                                       (Preferred)                                   4,912,770     3,947,973    0.6
                                           55,930   Espirito Santo Centrais Eletricas S.A.
                                                       (Escelsa)                                    10,012,656     6,186,947    0.9
                                                                                                   -----------   -----------   ----
                                                                                                    15,121,388    10,339,345    1.5
              ----------------------------------------------------------------------------------------------------------------------
                                                    Total Long-Term Investments in Brazil          292,796,740   301,708,261   42.9
              ----------------------------------------------------------------------------------------------------------------------


                                      6 & 7

                      Merrill Lynch Latin America Fund, Inc., February 28, 1998

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)  (in US dollars)

                                                                                                                            Percent
                                         Shares Held/                                                                        of Net
COUNTRY       Industries                 Face Amount         Long-Term Investments                     Cost          Value   Assets
====================================================================================================================================
Chile         Telecommunications          616,813   Compania de Telecomunicaciones de Chile S.A.
                                                       (ADR) (1)                                   $14,744,358   $16,885,256    2.4%
                                          436,373   Quinenco S.A. (ADR) (1)                          7,825,408     4,691,010    0.7
                                                                                                   -----------   -----------   ----
                                                                                                    22,569,766    21,576,266    3.1
              ----------------------------------------------------------------------------------------------------------------------
              Utilities                    75,000   Distribuidora Chilectra Metropolitana S.A.
                                                       (ADR) (1)                                     1,263,750     1,888,133    0.3
                                        3,724,465   Empresa Nacional de Electricidad S.A. (ENDESA)   2,032,167     2,225,231    0.3
                                        2,057,425   Enersis S.A.                                       930,264     1,178,876    0.2
                                          157,400   Enersis S.A. (ADR) (1)                           3,985,648     4,584,275    0.6
                                                                                                   -----------   -----------   ----
                                                                                                     8,211,829     9,876,515    1.4
                                                    Total Long-Term Investments in Chile            30,781,595    31,452,781    4.5
====================================================================================================================================
Colombia      Banking                   1,470,336   Banco de Bogota S.A.                             7,261,871     6,131,875    0.9
                                          115,971   Banco Ganadero S.A. (Preferred) (ADR) (1)        2,682,068     2,203,449    0.3
                                                                                                   -----------   -----------   ----
                                                                                                     9,943,939     8,335,324    1.2
              ----------------------------------------------------------------------------------------------------------------------
              Beverages & Tobacco         488,354   La Compania Cervecera Bavaria S.A.               1,797,411     3,018,572    0.4
              ----------------------------------------------------------------------------------------------------------------------
              Financial Services          488,354   Valores Bavaria S.A.                             1,033,615     1,600,207    0.2
              ----------------------------------------------------------------------------------------------------------------------
              Merchandising             1,485,966   Gran Cadena de Almacenes Colombianos S.A.
                                                       (CADENALCO)                                   4,043,018     1,427,537    0.2
                                           36,400   Gran Cadena de Almacenes Columbianos S.A.
                                                       (CADENALCO) (ADR) (1)                           611,250       288,619    0.1
                                                                                                   -----------   -----------   ----
                                                                                                     4,654,268     1,716,156    0.3
              ----------------------------------------------------------------------------------------------------------------------
                                                    Total Long-Term Investments in Colombia         17,429,233    14,670,259    2.1
====================================================================================================================================
Mexico        Banking                   3,875,557   Grupo Financiero Banamex--Accival, S.A.
                                                       de C.V. 'B' (Banacci)                         9,304,182     9,757,124    1.4
                                           63,000   Grupo Financiero Banamex--Accival, S.A.
                                                       de C.V. 'L' (Banacci)                           140,485       135,317    0.0
                                        7,263,204   Grupo Financiero Bancomer, S.A. de C.V. 'B'
                                                       (Ordinary)                                    1,987,808     4,211,294    0.6
                                                                                                   -----------   -----------   ----
                                                                                                    11,432,475    14,103,735    2.0
              ----------------------------------------------------------------------------------------------------------------------
              Beverages                   193,800   Coca-Cola Femsa, S.A. de C.V. (Series L)         3,071,254     3,706,425    0.5
                                          240,787   Panamerican Beverages Inc. (Class A)             4,581,872     8,773,676    1.3
                                                                                                   -----------   -----------   ----
                                                                                                     7,653,126    12,480,101    1.8
              ----------------------------------------------------------------------------------------------------------------------
              Beverages & Tobacco         345,960   Fomento Economico Mexicano, S.A. de C.V.
                                                       (Femsa) (ADR) (1)                             1,060,276     2,609,853    0.3
                                          649,625   Fomento Economico Mexicano, S.A. de C.V.
                                                       (Femsa) (Ordinary) 'B'                        1,449,545     4,841,689    0.7
                                                                                                   -----------   -----------   ----
                                                                                                     2,509,821     7,451,542    1.0
              ----------------------------------------------------------------------------------------------------------------------
              Broadcast--Media           2,870,000   Grupo Radio Centro, S.A. de C.V.                4,647,848     4,951,761    0.7
                                           64,400   Grupo Radio Centro, S.A. de C.V. (ADR) (1)         905,464     1,002,225    0.1
                                                                                                   -----------   -----------   ----
                                                                                                     5,553,312     5,953,986    0.8
              ----------------------------------------------------------------------------------------------------------------------
              Building Materials          769,700   Cementos Mexicanos, S.A. de C.V. 'B' (Cemex)     3,739,531     3,685,887    0.5
                                        1,410,782   Cementos Mexicanos, S.A. de C.V. 'B' (Cemex)
                                                       (ADR) (1)                                    13,031,782    13,226,081    1.9
                                                                                                   -----------   -----------   ----
                                                                                                    16,771,313    16,911,968    2.4
              ----------------------------------------------------------------------------------------------------------------------
              Chemicals                   195,537   Desc, S.A. de C.V. (ADR) (1)                     4,167,170     5,695,015    0.8
              ----------------------------------------------------------------------------------------------------------------------
              Construction                769,200   Grupo Tribasa, S.A. de C.V. 'A1' (ADR) (1)       4,828,690     3,990,225    0.6
              ----------------------------------------------------------------------------------------------------------------------
              Diversified                 766,268   Alfa, S.A. de C.V. (Class A)                     6,379,316     4,361,972    0.6
              ----------------------------------------------------------------------------------------------------------------------
              Financial Services           63,052   Grupo Financiero Bancomer, S.A. de C.V.
                                                      (Series L)                                        22,760        21,905    0.0
              ----------------------------------------------------------------------------------------------------------------------
              Foreign Government  US$  20,440,000   United Mexican States, Global Bonds,
              Obligations                              11.50% due 5/15/2026                         23,312,419    25,115,650    3.6
              ----------------------------------------------------------------------------------------------------------------------
              Health & Personal Care    1,515,980   Kimberly-Clark de Mexico, S.A. de C.V. 'A'       3,994,088     6,885,965    1.0
              ----------------------------------------------------------------------------------------------------------------------
              Merchandising             7,668,387   Cifra, S.A. de C.V. 'C'                          9,058,845    13,680,690    2.0
                                          892,988   Cifra, S.A. de C.V. 'V'                          1,834,981     1,727,282    0.2
                                                                                                   -----------   -----------   ----
                                                                                                    10,893,826    15,407,972    2.2
              ----------------------------------------------------------------------------------------------------------------------
              Multi-Industry            3,645,179   Grupo Carso, S.A. de C.V. `A1'                  22,183,832    22,333,139    3.2
                                           48,979   Grupo Carso, S.A. de C.V. (ADR) (1)                548,854       579,911    0.1
                                                                                                   -----------   -----------   ----
                                                                                                    22,732,686    22,913,050    3.3
              ----------------------------------------------------------------------------------------------------------------------
              Telecommunications          772,171   Grupo Televisa, S.A. de C.V. (GDR) (2)          21,731,549    27,025,985    3.9
                                          726,335   Telefonos de Mexico, S.A. de C.V. (ADR) (1)     36,654,079    36,816,105    5.2
                                                                                                   -----------   -----------   ----
                                                                                                    58,385,628    63,842,090    9.1
              ----------------------------------------------------------------------------------------------------------------------
                                                    Total Long-Term Investments in Mexico          178,636,630   205,135,176   29.2
====================================================================================================================================
Peru          Financial Services          293,920   Credicorp Ltd. S.A.                              4,748,674     4,739,460    0.7
              ----------------------------------------------------------------------------------------------------------------------
              Food & Household          3,148,325   Consorcio Alimentos Fabril Pacifico S.A.         5,483,960     1,791,366    0.2
              Products
              ----------------------------------------------------------------------------------------------------------------------
              Metals--Non-Ferrous          408,900   Compania de Minas Buenaventura S.A. (ADR) (1)   7,052,139     5,520,150    0.8
                                        1,125,917   Minsur S.A. (T Shares)                           2,575,220     2,005,990    0.3
                                                                                                   -----------   -----------   ----
                                                                                                     9,627,359     7,526,140    1.1
              ----------------------------------------------------------------------------------------------------------------------
                                                    Total Long-Term Investments in Peru             19,859,993    14,056,966    2.0
====================================================================================================================================
Venezuela     Building Materials          359,137   Corporacion Venezolana de Cementos I, S.A.C.A.     307,742       491,177    0.1
                                          771,285   Corporacion Venezolana de Cementos II, S.A.C.A.    559,240     1,060,907    0.1
                                                                                                   -----------   -----------   ----
                                                                                                       866,982     1,552,084    0.2
              ----------------------------------------------------------------------------------------------------------------------
              Food & Household         18,707,438   Mavesa S.A.                                      1,748,791     2,429,890    0.3
              Products
              ----------------------------------------------------------------------------------------------------------------------
              Metal Processing             46,750   International Briquettes Holding, Inc.             610,672       455,813    0.1
              ----------------------------------------------------------------------------------------------------------------------
              Telecommunications          623,927   Compania Anonima Nacional Telefonos de
                                                       Venezuela (CANTV) (ADR) (1)                  24,973,472    22,110,413    3.1
              ----------------------------------------------------------------------------------------------------------------------
              Textiles                    710,561   Sudamtex de Venezuela S.A.C.A. (ADR) (1)        10,150,880     3,197,525    0.5
              ----------------------------------------------------------------------------------------------------------------------
              Utilities                11,764,534   C.A. La Electricidad de Caracas S.A.I.C.A.
                                                       --S.A.C.A.                                   11,999,590    10,802,559    1.5
              ----------------------------------------------------------------------------------------------------------------------
                                                    Total Long-Term Investments in Venezuela        50,350,387    40,548,284    5.7
====================================================================================================================================
                                                    Total Long-Term Investments in Latin America   653,836,755   682,184,964   97.0
====================================================================================================================================


                                      8 & 9

                      Merrill Lynch Latin America Fund, Inc., February 28, 1998


CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)  (in US dollars)

                                                                                                                            Percent
                                                                                                                             of Net
COUNTRY       Industries                 Face Amount        Short-Term Investments                     Cost          Value   Assets
====================================================================================================================================
United States Commercial Paper*   US$   2,568,000   General Motors Acceptance Corp., 5.69%
                                                        due 3/02/1998                              $ 2,567,188   $ 2,567,188    0.4%
                                       10,000,000   Lexington Parker Capital Company LLC,
                                                       5.60% due 3/05/1998                           9,992,222     9,992,222    1.4
                                        5,750,000   Preferred Receivables Funding Corp.,
                                                       5.50% due 3/02/1998                           5,748,243     5,748,243    0.8
              ----------------------------------------------------------------------------------------------------------------------
                                                    Total Short-Term Investments                    18,307,653    18,307,653    2.6
====================================================================================================================================
              Total Investments                                                                   $672,144,408   700,492,617   99.6
                                                                                                  ============
              Other Assets Less Liabilities                                                                        2,515,576    0.4
                                                                                                                ------------  -----
              Net Assets                                                                                        $703,008,193  100.0%
                                                                                                                ============  =====
====================================================================================================================================
              Net Asset Value:    Class A--Based on net assets of $75,378,969 and 5,022,914 shares outstanding     $   15.01
                                                                                                                   =========
                                  Class B--Based on net assets of $476,061,292 and 32,744,244 shares outstanding   $   14.54
                                                                                                                   =========
                                  Class C--Based on net assets of $33,439,160 and 2,303,957 shares outstanding     $   14.51
                                                                                                                   =========
                                  Class D--Based on net assets of $118,128,772 and 7,915,445 shares outstanding    $   14.92
                                                                                                                   =========
====================================================================================================================================

            * Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
            ** Received through a bonus issue from Companhia de Vale do Rio Doce S.A. As of February 28, 1998, the bonds have not commenced trading and the coupon rate has not been determined.
            (1)   American Depositary Receipts (ADR).
            (2)   Global Depositary Receipts (GDR).
            (3) Each unit represents one preferred share of Uniao de Bancos Brasileiros S.A. (Unibanco) and one preferred "B" share of Unibanco Holdings S.A.

PORTFOLIO INFORMATION

As of February 28, 1998
================================================================================
                                                                      Percent of
Ten Largest Holdings (Equity Investments)                             Net Assets

Telecomunicacoes Brasileiras S.A.--Telebras* ............................  7.6%
Telefonos de Mexico, S.A. de C.V. (ADR) .................................  5.2
Yacimientos Petroliferos Fiscales S.A. (YPF) (ADR) ......................  4.3
Grupo Televisa, S.A. de C.V. (GDR) ......................................  3.9
Companhia Cervejaria Brahma S.A. PN (Preferred)* ........................  3.7
Uniao de Bancos Brasileiros S.A. (Unibanco)* ............................  3.6
Grupo Carso, S.A. de C.V.* ..............................................  3.3
Compania Anonima Nacional Telefonos
   de Venezuela (CANTV) (ADR) ...........................................  3.1
Petroleo Brasileiro S.A. (Preferred) ....................................  3.0
Companhia Energetica de Minas Gerais S.A. (CEMIG)* ......................  2.9

* Includes combined holdings.

                                                                      Percent of
Ten Largest Industries (Equity Investments)                           Net Assets

Telecommunications .....................................................  25.6%
Banking ................................................................  11.1
Utilities ..............................................................  10.3
Energy Sources .........................................................   5.4
Beverages & Tobacco ....................................................   5.1
Multi-Industry .........................................................   5.0
Oil & Gas Producers ....................................................   4.3
Metals & Steel .........................................................   4.2
Merchandising ..........................................................   2.7
Building Materials .....................................................   2.6


EQUITY PORTFOLIO CHANGES

For the Quarter Ended February 28, 1998

================================================================================
Additions

Cifra, S.A. de C.V. 'V'
Companhia Energetica de Sao Paulo S.A.
  (CESP) (Preferred)
Companhia Siderurgica de Tubarao S.A.
  (Preferred)
International Briquettes Holding, Inc.
Mirgor S.A.C.I.F.I.A. (ADR)
Telecomunicacoes de Minas Gerais S.A.--
  TELEMIG (Ordinary)
Telecomunicacoes de Sao Paulo S.A.--
   TELESP (Preferred)
Valores Bavaria S.A.

================================================================================
Deletions

Bufete Industrial, S.A. de C.V. (ADR)
Companhia Siderurgica de Tubarao S.A.
  'B' (Preferred)
Latas de Aluminio S.A. (GDR)

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Grace Pineda, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                    10 & 11

Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Latin America
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #16140--2/98

[RECYCLE LOGO] Printed on post-consumer recycled paper